Gross Carrying Amount Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Intangible Assets by Major Class [Line Items]
Gross carrying amount	¥ 76,757		¥ 76,312
Gross carrying amount	9,207		9,450
Net carrying amount	9,207		9,450
Gross carrying amount	85,964		85,762
Accumulated amortization	27,017		21,288
Net carrying amount	49,740		55,024
Net carrying amount	58,947		64,474
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	73,949	[1]	73,949	[1]
Accumulated amortization	24,865	[1]	19,238	[1]
Net carrying amount	49,084	[1]	54,711	[1]
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,808		2,363
Accumulated amortization	2,152		2,050
Net carrying amount	¥ 656		¥ 313

[1]	Customer relationships were acquired by the merger of MHSC and Shinko on May 7, 2009. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.